Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,820,015.18
Previously Paid Amount	0.00
Total Fee Amount	803.74
Total Offset Amount	0.00
Net Fee	$ 803.74
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A